Shareholder Report, Holdings (Details) - Fidelity SAI Real Estate Fund	Jul. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%